Leases - Aggregate future lease payments for operating leases (Details) - Aug. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases
2021	¥ 504,469	$ 73,673
2022	427,469	62,428
2023	327,078	47,767
2024	169,267	24,720
2025 and thereafter	155,660	22,732
Total	¥ 1,583,943	$ 231,320